Investment securities - Unrealized losses/fair value (Details 3) SFr in Millions	Dec. 31, 2019 CHF (SFr)
Debt Securities [Member]
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	SFr 204
Gross unrealized losses, less than 12 months	2
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	204
Gross unrealized losses, total	2
Corporate debt securities
Gross unrealized losses on investment securities available for sale and the related fair value
Fair value, less than 12 months	204
Gross unrealized losses, less than 12 months	2
Fair value, 12 months or more	0
Gross unrealized losses, 12 months or more	0
Fair value, total	204
Gross unrealized losses, total	SFr 2